Supplement to the

Fidelity® Real Estate High Income Fund
A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

REHIB-14-01  September 29, 2014
1.789535.109

Supplement to the

Fidelity® Floating Rate High Income Fund (FFRHX)

A Class of shares of Fidelity Advisor® Floating Rate High Income Fund

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

FHIB-14-01  September 29, 2014
1.811512.109

Supplement to the

Fidelity Advisor® Balanced Fund
Class A (FABLX), Class T (FAIGX), Class B (FAISX), Class C (FABCX), and Institutional Class (FAIOX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or acuisitions of loans, loan participations or other forms of debt instruments.)

AIG-AIGIB-14-01  September 29, 2014
1.890535.113

Supplement to the

Fidelity Advisor® Balanced Fund
Class Z (FZAAX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or acuisitions of loans, loan participations or other forms of debt instruments.)

AIGZB-14-01  September 29, 2014
1.9584096.101

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Floating Rate High Income Fund	FFRAX	FFRTX	FFRBX	FFRCX	FFRIX
Fidelity Advisor High Income Fund	FHIAX	FHITX	FHCBX	FHNCX	FHNIX
Fidelity Advisor High Income Advantage Fund	FAHDX	FAHYX	FAHBX	FAHEX	FAHCX
Fidelity Advisor Value Fund	FAVFX	FTVFX	FBVFX	FCVFX	FVIFX

Funds of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

The following information replaces similar information found in the "Investment Policies and Limitations" section on page 5.

For each fund (other than Fidelity Advisor Value Fund):

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

ACOM10B-14-01  September 29, 2014
1.734041.152

Supplement to the

Fidelity Advisor® Dividend Growth Fund Class Z (FZADX), Fidelity Advisor Equity Growth Fund Class Z (FZAFX), Fidelity Advisor Equity Income Fund Class Z (FZAGX), Fidelity Advisor Growth Opportunities Fund Class Z (FZAHX), and Fidelity Advisor Small Cap Fund Class Z (FZAOX)

Funds of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information for Fidelity Advisor Equity Income Fund found in the "Investment Policies and Limitations" section on page 5.

For Fidelity Advisor Equity Income Fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or acuisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces similar information found in the "Management Contracts" section beginning on page 47.

The following table provides information relating to other accounts managed by Ms. Persaud as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,732	$ 175	$ 104
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,304	none	none

* Includes Fidelity Advisor Dividend Growth Fund ($1,010 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Advisor Dividend Growth Fund beneficially owned by Ms. Persaud was $100,001 - $500,000.

ACOMZ11B-14-02  September 29, 2014
1.9587293.101